Employee Retirement and Severance Benefits (Accumulated Benefit Obligation for All Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 893,154	¥ 894,329
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 371,653	¥ 402,390